Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans		¥ 110,390	¥ 118,287	¥ 144,458
Loans held for sale in installment loans		15,613	14,267
Loans held for sale measured at fair value		15,361	12,631
Installment loans		2,478,054	2,315,555
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	42,292	53,341
Fair value at the acquisition date of purchased loans acquired during the period		10,131	4,742
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided		¥ 15,216	¥ 23,075

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").